Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
L3Harris Technologies Inc.	991,506	$192,054,712
Lockheed Martin Corp.	677,695	263,664,017
Northrop Grumman Corp.	100,478	33,225,060
Raytheon Technologies Corp.	970,781	62,916,317

		551,860,106

Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	499,255	35,397,180

Banks — 0.5%
M&T Bank Corp.	251,741	28,215,131
Truist Financial Corp.	350,733	13,089,356
U.S. Bancorp	3,059,178	111,659,997
Wells Fargo & Co.	573,726	16,666,740

		169,631,224

Beverages — 3.1%
Brown-Forman Corp., Class B, NVS(a)	494,689	30,769,656
Coca-Cola Co. (The)	10,146,695	465,631,834
PepsiCo Inc.	4,005,256	529,855,316

		1,026,256,806

Biotechnology — 0.2%
Amgen Inc.	318,211	76,122,435

Building Products — 0.0%
Carrier Global Corp.(b)	629,944	11,156,308

Capital Markets — 1.7%
Cboe Global Markets Inc.	1,108,315	110,144,344
CME Group Inc.	1,297,737	231,269,711
Intercontinental Exchange Inc.(a)	2,212,938	197,947,304
MarketAxess Holdings Inc.	65,483	29,795,420

		569,156,779

Chemicals — 1.1%
Air Products & Chemicals Inc.	451,145	101,769,289
Ecolab Inc.	1,235,480	239,065,380
Linde PLC	104,451	19,217,940

		360,052,609

Commercial Services & Supplies — 3.9%
Republic Services Inc.	5,890,526	461,463,807
Waste Connections Inc.(a)	4,305,528	369,887,911
Waste Management Inc.	4,650,719	465,164,914

		1,296,516,632

Communications Equipment — 1.7%
Cisco Systems Inc.	5,433,284	230,262,576
Juniper Networks Inc.	1,548,245	33,442,092
Motorola Solutions Inc.	1,940,848	279,113,351

		542,818,019

Containers & Packaging — 0.3%
Amcor PLC(b)	6,907,621	61,961,360
Ball Corp.(a)	409,890	26,884,685

		88,846,045

Distributors — 0.2%
Genuine Parts Co.	604,893	47,955,917

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(b)	994,843	186,393,785

Security	Shares	Value

Diversified Telecommunication Services — 2.5%
AT&T Inc.	10,404,034	$317,010,916
Verizon Communications Inc.	8,999,336	517,011,853

		834,022,769

Electric Utilities — 5.9%
Alliant Energy Corp.	765,607	37,170,220
American Electric Power Co. Inc.	1,939,530	161,194,338
Duke Energy Corp.	4,044,711	342,425,233
Evergy Inc.	1,497,019	87,470,820
Eversource Energy	1,149,636	92,775,625
NextEra Energy Inc.(a)	2,209,638	510,691,535
Southern Co. (The)	6,278,894	356,201,657
Xcel Energy Inc.	5,722,123	363,698,138

		1,951,627,566

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A(a)	2,037,909	179,865,848
FLIR Systems Inc.	962,140	41,756,876
TE Connectivity Ltd.	311,572	22,888,079

		244,510,803

Entertainment — 0.6%
Walt Disney Co. (The)	1,933,732	209,133,116

Equity Real Estate Investment Trusts (REITs) — 7.5%
American Tower Corp.	1,226,269	291,852,022
AvalonBay Communities Inc.(a)	1,521,222	247,883,125
Camden Property Trust	1,450,122	127,712,245
Crown Castle International Corp.	1,406,555	224,247,064
Equinix Inc.(a)	38,714	26,139,693
Equity Residential(a)	3,423,611	222,740,132
Essex Property Trust Inc.	442,983	108,132,150
Extra Space Storage Inc.(a)	1,095,407	96,658,714
Healthpeak Properties Inc.	5,606,482	146,553,439
Invitation Homes Inc.	1,929,142	45,624,208
Mid-America Apartment Communities Inc.	692,252	77,476,844
National Retail Properties Inc.	1,451,190	47,366,842
Public Storage	1,491,656	276,627,605
Realty Income Corp.	3,042,594	167,099,262
SBA Communications Corp.	176,236	51,094,341
UDR Inc.	2,913,984	109,186,980
Ventas Inc.	969,869	31,375,262
Welltower Inc.	1,864,164	95,501,122
WP Carey Inc.	1,024,727	67,406,542

		2,460,677,592

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	79,727	24,157,281
Sysco Corp.	1,701,701	95,754,715
Walmart Inc.	2,002,667	243,424,174

		363,336,170

Food Products — 5.0%
Bunge Ltd.	336,970	13,367,600
Campbell Soup Co.(a)	1,489,000	74,420,220
General Mills Inc.	1,259,335	75,421,573
Hershey Co. (The)	2,936,289	388,852,752
Hormel Foods Corp.(a)	6,795,259	318,357,884
JM Smucker Co. (The)	818,256	94,025,797
Kellogg Co.	2,683,360	175,760,080
Lamb Weston Holdings Inc.	2,273,866	139,524,418
McCormick & Co. Inc./MD, NVS(a)	1,014,627	159,134,098
Mondelez International Inc., Class A	3,318,711	170,714,494

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	270,972	$16,851,749

		1,626,430,665

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	1,058,033	97,434,259
Baxter International Inc.	2,687,967	238,637,710
Becton Dickinson and Co.(a)	355,712	89,827,952
Cooper Companies Inc. (The)(a)	321,753	92,246,585
Danaher Corp.(a)	1,765,768	288,632,437
Dentsply Sirona Inc.	583,486	24,763,146
Medtronic PLC	3,815,545	372,511,658
Stryker Corp.	1,025,470	191,178,372
Zimmer Biomet Holdings Inc.	142,978	17,114,467

		1,412,346,586

Health Care Providers & Services — 1.9%
Anthem Inc.	561,156	157,533,324
Henry Schein Inc.(a)(b)	258,561	14,107,088
Humana Inc.	356,393	136,077,975
Quest Diagnostics Inc.	203,176	22,371,710
UnitedHealth Group Inc.	783,828	229,246,175
Universal Health Services Inc., Class B	448,248	47,375,331

		606,711,603

Health Care Technology — 0.1%
Cerner Corp.	278,489	19,324,352

Hotels, Restaurants & Leisure — 3.6%
Darden Restaurants Inc.	709,800	52,376,142
McDonald’s Corp.	2,752,683	516,293,223
Starbucks Corp.	2,683,841	205,931,120
Yum! Brands Inc.	4,790,304	414,025,975

		1,188,626,460

Household Durables — 0.5%
DR Horton Inc.	517,940	24,457,127
Garmin Ltd.	948,668	76,993,895
NVR Inc.(a)(b)	24,134	74,815,400

		176,266,422

Household Products — 2.9%
Church & Dwight Co. Inc.(a)	1,716,807	120,159,322
Clorox Co. (The)(a)	982,272	183,134,792
Colgate-Palmolive Co.(a)	1,753,049	123,186,753
Kimberly-Clark Corp.	869,272	120,376,786
Procter & Gamble Co. (The)	3,455,938	407,351,412

		954,209,065

Industrial Conglomerates — 0.3%
Honeywell International Inc.	719,189	102,052,919

Insurance — 9.4%
Aflac Inc.	4,763,048	177,375,907
Alleghany Corp.	114,222	60,961,424
Allstate Corp. (The)	2,305,132	234,478,027
American Financial Group Inc./OH	1,196,535	79,258,478
American International Group Inc.	758,602	19,291,249
Aon PLC	1,391,213	240,220,749
Arch Capital Group Ltd.(a)(b)	5,131,615	123,312,708
Arthur J Gallagher & Co.	2,151,842	168,919,597
Brown & Brown Inc.(a)	3,746,283	134,529,023
Chubb Ltd.	2,378,324	256,882,775
Cincinnati Financial Corp.	715,156	47,057,265
Erie Indemnity Co., Class A, NVS(a)	153,946	27,411,625
Everest Re Group Ltd.	1,068,838	185,047,923

Security	Shares	Value

Insurance (continued)
Fidelity National Financial Inc.	2,610,237	$70,606,911
Hartford Financial Services Group Inc. (The)	3,877,012	147,287,686
Loews Corp.(a)	350,748	12,156,926
Markel Corp.(a)(b)	142,243	123,159,679
Marsh & McLennan Companies Inc.(a)	2,415,467	235,097,403
Progressive Corp. (The)(a)	1,939,566	149,928,452
RenaissanceRe Holdings Ltd.	1,095,028	159,885,038
Travelers Companies Inc. (The)	1,473,661	149,149,230
Willis Towers Watson PLC	448,815	80,019,226
WR Berkley Corp.	3,844,567	207,606,618

		3,089,643,919

Interactive Media & Services — 0.1%
Alphabet Inc., Class C, NVS(b)	31,711	42,767,357

Internet & Direct Marketing Retail — 0.1%
eBay Inc.	556,210	22,153,844
Expedia Group Inc.	188,276	13,363,831

		35,517,675

IT Services — 11.7%
Accenture PLC, Class A(a)	2,155,345	399,148,341
Automatic Data Processing Inc.	1,269,476	186,219,434
Black Knight Inc.(a)(b)	3,924,080	276,922,326
Booz Allen Hamilton Holding Corp.(a)	1,165,115	85,566,046
Broadridge Financial Solutions Inc.(a)	958,953	111,238,548
Cognizant Technology Solutions Corp., Class A	2,357,116	136,759,870
Fidelity National Information Services Inc.	2,728,717	359,890,485
Fiserv Inc.(a)(b)	2,726,020	280,943,621
FleetCor Technologies Inc.(b)	326,449	78,755,821
International Business Machines Corp.	978,586	122,871,258
Jack Henry & Associates Inc.(a)	1,977,313	323,389,541
Mastercard Inc., Class A(a)	1,037,947	285,404,287
Paychex Inc.	4,705,214	322,401,263
VeriSign Inc.(a)(b)	644,570	135,030,969
Visa Inc., Class A(a)	2,970,906	530,960,320
Western Union Co. (The)	10,878,779	207,458,316

		3,842,960,446

Machinery — 0.3%
Otis Worldwide Corp.(b)	314,920	16,032,577
WABCO Holdings Inc.(b)	699,826	94,042,618

		110,075,195

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	228,194	113,008,515
Comcast Corp., Class A	4,420,110	166,328,739
Fox Corp., Class B(a)(b)	738,287	18,870,616
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	642,788	21,668,384
Omnicom Group Inc.	981,768	55,990,229
Sirius XM Holdings Inc.(a)	6,798,674	40,180,163

		416,046,646

Metals & Mining — 2.6%
Newmont Corp.	14,225,376	846,125,365

Mortgage Real Estate Investment — 1.3%
AGNC Investment Corp.	14,372,225	178,503,035
Annaly Capital Management Inc.	38,205,653	238,785,331

		417,288,366

Multi-Utilities — 2.6%
CMS Energy Corp.	1,360,661	77,680,136
Consolidated Edison Inc.	4,565,529	359,763,685
Dominion Energy Inc.	1,906,445	147,044,103

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	166,765	$17,300,201
Sempra Energy	151,241	18,731,198
WEC Energy Group Inc.	2,669,107	241,687,639

		862,206,962

Multiline Retail — 1.1%
Dollar General Corp.(a)	1,178,046	206,511,464
Dollar Tree Inc.(b)	1,099,868	87,626,483
Target Corp.	593,162	65,093,598

		359,231,545

Oil, Gas & Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.	1,415,049	30,593,359
Cheniere Energy Inc.(a)(b)	966,350	45,118,881
Chevron Corp.	2,769,034	254,751,128
Exxon Mobil Corp.	4,208,321	195,560,677
Kinder Morgan Inc./DE	6,032,232	91,870,893
Occidental Petroleum Corp.	515,448	8,556,437
ONEOK Inc.	253,364	7,583,185

		634,034,560

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	2,004,547	121,896,503
Eli Lilly & Co.	2,763,691	427,377,176
Johnson & Johnson	3,230,276	484,670,611
Merck & Co. Inc.	4,904,499	389,122,951
Pfizer Inc.	8,674,670	332,760,341
Zoetis Inc.(a)	936,139	121,052,134

		1,876,879,716

Professional Services — 0.3%
Verisk Analytics Inc.(a)	722,095	110,357,779

Road & Rail — 0.1%
AMERCO	157,754	44,191,628

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc.	249,929	67,885,715
Intel Corp.	785,977	47,142,901
Texas Instruments Inc.	163,405	18,966,418

		133,995,034

Software — 4.3%
CDK Global Inc.	660,129	25,929,867
Citrix Systems Inc.(a)	3,160,453	458,297,290
Intuit Inc.	238,844	64,442,500
Microsoft Corp.	2,583,219	462,938,677
Oracle Corp.	4,356,021	230,738,432
Palo Alto Networks Inc.(a)(b)	247,053	48,548,385
Tyler Technologies Inc.(a)(b)	386,812	124,046,740

		1,414,941,891

Specialty Retail — 2.5%
Advance Auto Parts Inc.(a)	115,307	13,941,769

Security	Shares	Value

Specialty Retail (continued)
AutoZone Inc.(a)(b)	151,586	$154,666,228
Burlington Stores Inc.(a)(b)	156,611	28,611,264
Home Depot Inc. (The)	1,147,635	252,284,602
O’Reilly Automotive Inc.(a)(b)	270,265	104,414,180
Ross Stores Inc.	842,164	76,940,103
TJX Companies Inc. (The)	3,800,406	186,409,914

		817,268,060

Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.	185,339	54,452,598
Dell Technologies Inc., Class C(b)	325,120	13,879,373

		68,331,971

Textiles, Apparel & Luxury Goods — 0.3%
NIKE Inc., Class B	1,194,606	104,145,751

Tobacco — 0.5%
Altria Group Inc.	2,723,937	106,914,527
Philip Morris International Inc.	763,175	56,932,855

		163,847,382

Water Utilities — 0.1%
American Water Works Co. Inc.	178,679	21,743,448

Wireless Telecommunication Services — 1.0%
T-Mobile U.S. Inc.(a)(b)	3,619,108	317,757,682

Total Common Stocks — 99.8% (Cost: $32,134,696,605)		32,840,798,311

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	380,088,487	380,506,584
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	94,410,000	94,410,000

		474,916,584

Total Short-Term Investments — 1.5% (Cost: $474,444,898)		474,916,584

Total Investments in Securities — 101.3% (Cost: $32,609,141,503)		33,315,714,895

Other Assets, Less Liabilities — (1.3)%		(417,603,909)

Net Assets — 100.0%		$32,898,110,986

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	87,585,915	292,502,572	380,088,487	$380,506,584	$1,125,056	(b)	$(240,718)	$452,093
BlackRock Cash Funds: Treasury, SL Agency Shares	60,188,000	34,222,000	94,410,000	94,410,000	804,324		—	—

				$474,916,584	$1,929,380		$(240,718)	$452,093

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	469	06/19/20	$14,037	$753,530
S&P 500 E-Mini	263	06/19/20	38,167	3,335,979

				$4,089,509

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,840,798,311	$—	$—	$32,840,798,311
Money Market Funds	474,916,584	—	—	474,916,584

	$33,315,714,895	$—	$—	$33,315,714,895

Derivative financial instruments(a)
Assets
Futures Contracts	$4,089,509	$—	$—	$4,089,509

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4